Aircraft Impairment Charges on Flight Equipment Held for Use (Tables)	12 Months Ended
Dec. 31, 2012
Aircraft Impairment Charges on Flight Equipment Held for Use
Schedule of impairment charges on flight equipment held for use

	December 31,
	2012			2011			2010
	Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)
Impairment charges due to Airbus' announcement of its neo aircraft	—		$—	—		$—	61	$602.3
Impairment charges on aircraft due to recurring assessments	9	(a)	100.2	97	(b)	1,523.3	21	508.1
Impairment charges on aircraft under lease with customers that ceased operations	1		2.5	3	(c)	43.9	—	—

Total Impairment charges on flight equipment held for use	10		$102.7	100		$1,567.2	82	$1,110.4

(a)
Includes impairment charges on one aircraft that had previously been impaired.

(b)
Includes impairment charges on one aircraft owned by our AeroTurbine subsidiary.

(c)
Two of the three aircraft were impaired twice during 2011.